Capital Structure and Equity Incentive Plan (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands					9 Months Ended
	Dec. 08, 2017	Nov. 15, 2017	Apr. 27, 2017	Oct. 28, 2015	Sep. 30, 2017	Dec. 31, 2016
Common stock, share authorized					450,000,000	450,000,000
Preferred stock, share authorized					50,000,000	50,000,000
Common stock, par value					$ 0.001	$ 0.001
Common stock, share outstanding					18,277,893	18,277,893
Preferred stock, share outstanding					0	0
Common stock offering amount			$ 10,000
Written-off offering costs					$ 329
Subsequent Event [Member]
Common stock, share outstanding	20,877,893
Subsequent Event [Member] | Private Placement [Member]
Shares of common stock issued	2,400,000
Price per share of common stock	$ 2.00
Gross proceeds from issuance of common stock	$ 4,800
Equity Incentive Plan [Member]
Percentage of outstanding stock				15.00%
Restricted shares of common stock issued				33,222
Equity Incentive Plan [Member] | Subsequent Event [Member]
Restricted shares of common stock issued		200,000
Stock compensation expense		$ 355